Intangible assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

7. Intangible assets

Intangible assets consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Financing guarantee License*	—	4,600
Factoring License*	—	265
Financial Leasing License*	—	255
Micro-Lending License	63,760	63,760

Total	63,760	68,880
Less: Accumulated amortization and impairment	—	—

Intangible assets	63,760	68,880

*

The Group acquired Shenzhen Rongze Commerecial Co., Ltd, Zhongyu Financial Leasing and Zhongyisheng Financing Guarantee Co., Ltd in 2018. The acquisitions met the “single or similar asset threshold” and are not considered as business combination in accordance with ASC Topic 805.